Variable interest entities (Tables)	6 Months Ended
Jun. 30, 2024
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Carrying value of debt and equity investments	$120,940	$120,677